UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Intermediate Municipal
Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
32	Statement of Assets and Liabilities
33	Statement of Operations
34	Statement of Changes in Net Assets
35	Financial Highlights
36	Notes to Financial Statements
46	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2012, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally remained strong over the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data were pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including uncertainty regarding U.S. fiscal and tax policies and the ongoing effects of the European financial crisis.

In light of these factors, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a favorable resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and most states’ fiscal conditions later in the year.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through November 30, 2012, as provided by Steven Harvey, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2012, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 3.48%.1 The Barclays 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.12% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices over the reporting period. The fund produced a higher return than its benchmark, primarily due to overweight exposure to bonds with maturities at the longer end of the intermediate-term range.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Dynamics Supported Municipal Bonds

The reporting period began in the midst of renewed macroeconomic concerns stemming from slowing U.S. employment growth, an intensifying domestic political debate, and an ongoing sovereign debt crisis in Europe. Although these headwinds temporarily sparked a flight to perceived safe havens, such as U.S.Treasury securities, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand from investors seeking competitive levels of after-tax income.

Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects. Instead, municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. From a credit quality perspective, most states have seen their credit fundamentals improve along with the U.S. economy.Although a number of pressures continue to burden the finances of state and municipal governments, many have made the difficult decisions required to shore up their fiscal conditions.

In this environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Revenue Bonds Supported Relative Performance

The fund’s relative performance was buoyed by overweight positions in bonds with maturities of approximately 15 years, which we consider to be at the longer end of the intermediate-term range. In addition, the fund benefited during the reporting period from our emphasis on higher yielding revenue-backed bonds, particularly securities issued to finance airports.The fund also achieved strong relative results from municipal bonds backed by revenues from industrial development projects and the states’ settlement of litigation with U.S. tobacco companies. Finally, over much of the reporting period, we set the fund’s average duration in a position we considered to be slightly longer than industry averages.This strategy helped to increase the fund’s participation in the rally among longer term securities as their yields declined.

Although disappointments generally proved to be mild during the reporting period, the fund’s relative performance was undermined to a degree by its holdings of Puerto Rico bonds, the income from which also is exempt from federal income tax, as well as by lower yielding bonds backed by revenues from water systems.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but we remain aware that the U.S. economy is still vulnerable to uncertainty regarding global developments and future U.S. tax and fiscal policies.We expect market volatility to increase at times as lawmakers attempt to address these issues. In addition, municipal bonds have become more richly valued in the wake of recent rallies.Therefore, we have transitioned to a defensive investment posture, in which we have reduced the fund’s average duration to a market-neutral position. In addition, we have retained the fund’s emphasis on income-oriented municipal bonds, and we have continued to monitor the municipal bond market for more attractive relative values.

December 17, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

Expenses paid per $1,000†	$3.77
Ending value (after expenses)	$1,034.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

Expenses paid per $1,000†	$3.75
Ending value (after expenses)	$1,021.36

Expenses are equal to the fund’s annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—2.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,416,600
Alabama Public School and
College Authority, Capital
Improvement Bonds	5.00	12/1/24	2,500,000	2,948,625
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	1/1/17	6,310,000	7,283,759
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	5,050,000	5,057,070
University of Alabama Board of
Trustees, General Revenue (The
University of Alabama)	5.00	7/1/24	6,025,000	7,691,093
Alaska—.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,621,504
Arizona—4.0%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,583,550
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/17	6,000,000	7,135,500
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/19	1,965,000	2,491,993
Phoenix Civic Improvement
Corporation, Junior Lien
Water System Revenue	5.00	7/1/23	4,290,000	5,389,184
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,981,738

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Arizona (continued)
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	2,055,000		2,073,947
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,626,530
California—13.1%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.13	3/1/18	155,000		162,328
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[a]	1,240,589
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,545,730
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		7,423,740
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		22,691,306
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,580,675
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,278,225
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/24	2,500,000		3,040,400
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.25	10/1/24	3,000,000		3,757,890
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,557,940
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	2,555,000		2,598,972
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	2,225,000		2,243,467

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,416,226
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,420,223
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		6,367,250
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	[a]	7,817,499
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,513,216
Los Angeles Department of
Airports, Subordinate
Revenue (Los Angeles
International Airport)	5.25	5/15/25	1,845,000		2,187,672
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,737,460
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	3,359,918
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	2,725,000		3,511,272
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		6,167,800
San Diego Public Facilities
Financing Authority,
Water Revenue	5.00	8/1/24	7,560,000		9,286,780
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/17	5,000,000		5,813,500
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		6,123,250
Southern California Public
Power Authority, Revenue
(Windy Point/Windy
Flats Project)	5.00	7/1/23	1,850,000		2,302,122

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,785,000		1,790,105
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/22	2,000,000		2,360,380
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		3,005,900
Colorado—.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,620,333
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	[a]	2,499,930
Connecticut—.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,214,880
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,210,170
District of Columbia—2.4%
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000		2,394,260
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		3,097,400
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,545,000	[b]	2,982,231

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia (continued)
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,660,000	[b]	3,116,988
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien Revenue	5.00	10/1/27	5,980,000		7,505,857
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,555,973
Florida—13.2%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000		2,710,231
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000		1,323,605
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,211,472
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,522,660
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,731,200
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		6,015,800
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,309,340
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,513,480

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Florida Department of
Transportation, Right-of-Way
Acquisition and Bridge
Construction Bonds	5.00	7/1/24	10,580,000		13,559,222
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,306,902
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000		2,565,382
Florida Water Pollution Control
Financing Corporation,
Water PCR	5.25	1/15/21	2,545,000		2,678,129
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,508,673
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000		3,472,521
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,583,957
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000		3,087,546
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,573,653
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	2,245,000	[c]	2,511,571
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/20	2,000,000		2,500,620

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,553,312
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000		3,043,150
Miami-Dade County,
Subordinate Special
Obligation Revenue	5.00	10/1/26	1,000,000		1,198,440
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,645,738
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		6,092,450
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000		5,987,650
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,362,100
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		3,037,900
Orlando-Orange County
Expressway Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/17	2,105,000		2,479,943
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	6.75	7/1/22	3,000,000	[d]	809,940
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000		4,304,640
Pasco County,
Solid Waste Disposal and
Resource Recovery
System Revenue	5.00	10/1/16	3,000,000		3,401,940

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000	645,244
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000	2,069,680
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,104,160
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,168,923
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000	3,053,661
Georgia—2.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,925,500
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000	5,424,750
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	5,387,040
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000	3,293,346
Private Colleges and Universities
Authority, Revenue
(Emory University)	5.00	9/1/16	3,235,000	3,765,669
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	7,085,880

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Hawaii (continued)
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	3,021,475
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000	1,778,004
Illinois—4.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/17	2,500,000	2,878,225
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; CIFG)	5.50	1/1/15	6,450,000	6,811,587
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	2,000,000	2,335,540
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,713,775
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,667,297
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,388,933
Greater Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement
Limited Tax Bonds	5.00	12/1/31	3,000,000	3,640,350

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	2,046,341
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,901,300
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,945,350
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/18	1,500,000	1,744,770
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.25	6/1/21	3,300,000	4,022,040
Indiana—1.9%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,555,890
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	3,175,200
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	4,171,825
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	9,257,710
Iowa—.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,540,220
Kansas—1.0%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,299,918

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky—.5%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,347,280
Pikeville,
Hospital Improvement
Revenue (Pikeville Medical
Center, Inc. Project)	6.25	3/1/23	2,195,000	2,725,114
Louisiana—.2%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,390,800
Maryland—2.3%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/16	4,340,000	5,056,968
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/21	2,500,000	3,138,475
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/21	5,000,000	6,425,700
Maryland Economic
Development Corporation,
EDR (Transportation
Facilities Project)	5.38	6/1/25	1,500,000	1,721,475
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,445,009
Prince George’s County,
Consolidated Public
Improvement GO	5.00	9/15/22	3,340,000	4,329,408
Massachusetts—3.6%
Massachusetts,
GO (Consolidated Loan)	5.00	4/1/24	7,500,000	9,431,175

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,254,824
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,929,083
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,218,400
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,496,207
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/23	5,000,000	6,477,000
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	3,176,925
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	6,421,250
Michigan—4.1%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	5,788,188
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,912,934
Detroit,
Water Supply System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,750,000	1,930,775
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	5,000,000	5,507,400
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,696,139

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,525,600
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	10,000,000	12,027,900
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office
Building Project)	5.00	10/15/15	1,040,000	1,146,184
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	2,945,925
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,800,200
Minnesota—.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,696,350
Mississippi—.4%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,410,370
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,656,784
Nebraska—.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/19	1,000,000	1,227,320

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nevada—1.8%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,978,810
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,685,174
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,860,350
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern
Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000	2,612,547
New Jersey—2.2%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,214,440
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,361,550
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	1,176,390
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000	6,134,315
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.88	6/1/21	1,910,000	2,195,946
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	2,930,000	3,317,903
New Mexico—1.0%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	945,000	969,655

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico (continued)
New Mexico Hospital Equipment
Loan Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		9,228,075
New York—6.5%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.43	9/1/15	3,000,000	[e]	3,074,460
New York City,
GO	5.00	8/1/17	2,000,000		2,382,200
New York City,
GO	5.00	8/1/18	5,000,000		5,787,350
New York City,
GO	5.00	4/1/20	2,500,000		2,750,050
New York City,
GO	5.00	8/1/20	2,655,000		3,378,249
New York City,
GO	5.00	4/1/22	4,810,000		5,284,025
New York City,
GO	5.00	8/1/28	5,000,000		6,168,300
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		5,240,777
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,308,484
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,767,700
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000		3,867,750
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	600,000		666,252
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.25	2/15/21	2,500,000		3,129,775

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,640,050
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,141,980
New York State Urban Development
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/27	2,500,000	3,065,000
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000	736,160
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	2,500,000	3,086,525
North Carolina—2.2%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000	4,882,200
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/21	1,200,000	1,541,328
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	1,014,220
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,303,988
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/16	2,540,000	2,551,125

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
North Carolina Municipal
Power Agency Number 1,
Catawba Electric Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	1/1/17	10,000,000		10,043,500
Ohio—2.3%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,763,376
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000	[b]	3,741,761
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,252,013
Ohio Water Development Authority,
Water Pollution Control
Loan Fund Revenue
(Water Quality Series)	5.00	12/1/23	3,000,000		3,757,770
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000		4,679,851
University of Cincinnati,
General Receipts Bonds
(Insured; AMBAC)	5.00	6/1/17	2,500,000		2,757,950
Pennsylvania—4.6%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,921,089
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	695,000		735,234
Delaware Valley Regional
Finance Authority, Local
Government Revenue	5.75	7/1/17	6,830,000		7,959,955

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,299,930
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,998,602
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/21	10,000,000	12,020,000
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,754,720
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,196,972
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.38	9/15/17	1,710,000	1,804,631
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,348,906
South Carolina—2.7%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,831,022
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina Project)	5.25	12/1/21	4,500,000	5,001,930
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,076,406
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	6,084,050
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	3,600,000	4,600,584

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas—6.4%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,923,488
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	1,295,000	1,633,073
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000	4,007,760
Fort Bend Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/23	7,105,000	8,833,789
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,191,688
Harris County Metropolitan
Transit Authority, Sales and
Use Tax Revenue	5.00	11/1/27	2,500,000	3,081,600
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000	3,478,544
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000	3,090,375
Lewisville Independent School
District, Unlimited Tax
School Building Bonds
(Permament School Fund
Guarantee Program)	5.00	8/15/22	7,825,000	9,839,937
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000	3,077,878
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000	3,581,520

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	5,000,000	[b]	5,701,500
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,656,880
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000		4,411,890
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000		2,489,660
University of Houston System
Board of Regents,
Consolidated Revenue	5.00	2/15/18	2,500,000		3,023,200
University of Texas System
Board of Regents, Financing
System Revenue	5.00	8/15/20	1,000,000		1,282,520
Utah—.2%
Utah Building Ownership
Authority, LR (State
Facilities Master Lease
Program) (Prerefunded)	5.00	5/15/14	1,825,000	[b]	1,948,826
Virginia—.8%
Virginia,
GO	4.00	6/1/15	4,000,000		4,363,280
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and
Equipment Programs)	5.00	2/1/22	3,000,000		3,795,450
Washington—4.4%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000		5,761,400
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,746,050
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000		2,573,722

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000		2,940,300
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		3,040,721
Port of Seattle,
Limited Tax GO	5.75	12/1/25	1,000,000		1,269,930
Port of Seattle,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/1/16	5,000,000		5,211,950
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty
Municipal Corp.)	5.00	12/1/20	3,025,000		3,612,546
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000		5,788,050
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000		3,114,925
Washington,
GO (Various Purpose) (Insured;
AMBAC) (Prerefunded)	5.00	1/1/16	3,600,000	[b]	4,104,432
West Virginia—.2%
West Virginia University Board
of Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000		1,866,539
Wisconsin—.3%
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000		3,256,063
U.S. Related—2.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000		1,577,625
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000		2,722,675
Puerto Rico Highways and
Transportation Authority, Highway
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/13	745,000		768,006

The Fund	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000		1,938,300
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000		550,550
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000		3,356,010
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000		2,912,783
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue
(Insured; XLCA)	5.25	7/1/20	2,000,000		2,188,120
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000		9,412,400
Total Long-Term Municipal Investments
(cost $879,899,065)					963,740,192

Short-Term Municipal
Investments—.4%
California—.2%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.16	12/3/12	2,000,000	[f]	2,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York—.2%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	12/3/12	1,900,000	[f]	1,900,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	12/3/12	100,000	[f]	100,000
Total Short-Term Municipal Investments
(cost $4,000,000)					4,000,000

Total Investments (cost $883,899,065)			98.6%		967,740,192
Cash and Receivables (Net)			1.4%		13,855,015
Net Assets			100.0%		981,595,207

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2012, this security was valued at $2,511,571 or 0.3% of net assets.
d Non-income producing—security in default.
e Variable rate security—interest rate subject to periodic change.
f Variable rate demand note—rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	17.0
AA		Aa		AA	52.2
A		A		A	21.3
BBB		Baa		BBB	7.4
BB		Ba		BB	.5
B		B		B	.5
F1		MIG1/P1		SP1/A1	.4
Not Rated[g]		Not Rated[g]		Not Rated[g]	.7
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	31

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	883,899,065	967,740,192
Cash		1,816,545
Interest receivable		12,795,859
Receivable for shares of Common Stock subscribed		396,964
Prepaid expenses		192,781
		982,942,341
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		565,812
Payable for shares of Common Stock redeemed		648,984
Accrued expenses		132,338
		1,347,134
Net Assets ($)		981,595,207
Composition of Net Assets ($):
Paid-in capital		892,128,479
Accumulated undistributed investment income—net		128,846
Accumulated net realized gain (loss) on investments		5,496,755
Accumulated net unrealized appreciation
(depreciation) on investments		83,841,127
Net Assets ($)		981,595,207
Shares Outstanding
(300 million shares of $.001 par value shares of Common Stock authorized)		67,612,795
Net Asset Value, offering and redemption price per share ($)		14.52

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	17,211,428
Expenses:
Management fee—Note 3(a)	2,884,972
Shareholder servicing costs—Note 3(b)	487,706
Professional fees	42,131
Directors’ fees and expenses—Note 3(c)	38,417
Custodian fees—Note 3(b)	37,475
Registration fees	20,499
Prospectus and shareholders’ reports	19,051
Loan commitment fees—Note 2	5,570
Interest expense—Note 2	31
Miscellaneous	35,361
Total Expenses	3,571,213
Less—reduction in fees due to earnings credits—Note 3(b)	(980)
Net Expenses	3,570,233
Investment Income—Net	13,641,195
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,490,660
Net realized gain (loss) on swap transactions	480,114
Net Realized Gain (Loss)	3,970,774
Net unrealized appreciation (depreciation) on investments	15,590,539
Net Realized and Unrealized Gain (Loss) on Investments	19,561,313
Net Increase in Net Assets Resulting from Operations	33,202,508

See notes to financial statements.

The Fund	33

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
Operations ($):
Investment income—net	13,641,195	28,391,275
Net realized gain (loss) on investments	3,970,774	5,863,434
Net unrealized appreciation
(depreciation) on investments	15,590,539	38,399,083
Net Increase (Decrease) in Net Assets
Resulting from Operations	33,202,508	72,653,792
Dividends to Shareholders from ($):
Investment income—net	(13,512,349)	(28,111,406)
Capital Stock Transactions ($):
Net proceeds from shares sold	53,975,662	109,950,878
Dividends reinvested	10,367,061	21,440,491
Cost of shares redeemed	(47,966,898)	(88,556,558)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	16,375,825	42,834,811
Total Increase (Decrease) in Net Assets	36,065,984	87,377,197
Net Assets ($):
Beginning of Period	945,529,223	858,152,026
End of Period	981,595,207	945,529,223
Undistributed investment income—net	128,846	—
Capital Share Transactions (Shares):
Shares sold	3,778,921	7,867,352
Shares issued for dividends reinvested	723,848	1,540,058
Shares redeemed	(3,355,403)	(6,370,958)
Net Increase (Decrease) in Shares Outstanding	1,147,366	3,036,452

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
	(Unaudited)		2012	2011		2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.23		13.53	13.52		13.06	13.12	13.21
Investment Operations:
Investment income—net[a]	.20		.44	.48		.49	.51	.50
Net realized and unrealized
gain (loss) on investments	.29		.70	.00	[b]	.45	(.07)	(.09)
Total from Investment Operations	.49		1.14	.48		.94	.44	.41
Distributions:
Dividends from
investment income—net	(.20)		(.44)	(.47)		(.48)	(.50)	(.50)
Net asset value, end of period	14.52		14.23	13.53		13.52	13.06	13.12
Total Return (%)	3.48	[c]	8.53	3.65		7.42	3.44	3.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	[d]	.76	.75		.75	.78	.81
Ratio of net expenses
to average net assets	.74	[d]	.76	.75		.75	.77	.79
Ratio of interest and expense
related to floating rates notes
issued to average net assets	—		—	—		—	.02	.05
Ratio of net investment income
to average net assets	2.84	[d]	3.17	3.53		3.68	3.94	3.81
Portfolio Turnover Rate	9.87	[c]	15.11	21.46		13.22	22.75	28.89
Net Assets, end of period
($ x 1,000)	981,595		945,529	858,152		862,443	785,392	831,359

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	966,930,252	809,940	967,740,192

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 5/31/2012	810,030
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(90)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 11/30/2012	809,940
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 11/30/2012	(90)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2012 was as follows: tax-exempt income $28,111,406. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2012, was approximately $5,500 with a related weighted average annualized interest rate of 1.15%.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2012, the fund was charged $286,060, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $115,702 for transfer agency services and $7,570 for cash management services. Cash management fees were partially offset by earnings credits of $923. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $37,475 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended November 30, 2012, the fund was charged $2,739 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $57.

During the period ended November 30, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $480,133, custodian fees $25,361, Chief Compliance Officer fees $3,318 and transfer agency fees $57,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended November 30, 2012, amounted to $103,521,941 and $93,657,624, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.At November 30, 2012, there were no interest rate swap agreements outstanding.

The following summarizes the average value of swap contracts outstanding during the period ended November 30, 2012:

Average Value ($)
Interest rate swap contracts	7,428,571

At November 30, 2012, accumulated net unrealized appreciation on investments was $83,841,127, consisting of $86,074,070 gross unrealized appreciation and $2,232,943 gross unrealized depreciation.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and above the Performance Universe median for the various reported time periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and the Board noted that the fund’s return was higher in six of the ten years (lower in four years).

The Board also noted that the fund’s yield performance was at or above the Performance Group median, and above the Performance Universe median, over the past ten one-year time periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

The Fund	47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were above the Expense Group median and the Expense Universe median.

The Board received a presentation from the fund’s portfolio managers, who described the fundamental and technical conditions at work it the municipal bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s portfolio. The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied to overseeing the fund, the fund’s current structure to defend against volatility and to otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance. The Board also noted the generally compressed spread among the returns of the Performance Group funds and that approximately 30 basis points or less (depending on the time period) separated the fund’s total return from the Performance Group median in periods where the fund achieved a total return that was below the median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed

The Fund	49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

NOTES

For More Information

Ticker Symbol: DITEX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)